Related Party Transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 366,407	¥ 310,419
Trade accounts and other payables
Amounts payable, related party transactions	1,091,509	856,653
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	302,212	265,938
Trade accounts and other payables
Amounts payable, related party transactions	1,086,397	855,997
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	64,195	44,481
Trade accounts and other payables
Amounts payable, related party transactions	¥ 5,112	¥ 656